Note 24 - Share Capital - Disclosure of Detailed Information About Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Risk-free interest rate (%)	2.01%	1.87%
Expected life (years)	5.8	5.4
Expected volatility (%)	51.29%	58.70%
Expected dividend yield (%)